Due From/To Brokers (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Due From/To Brokers
5.	DUE FROM/TO BROKERS

At December 31, 2012 and 2011, due from and due to brokers balances, if any, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.